ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31
	2012	2013
Accrued salaries and welfare expenses	2,928	3,281
Accrued professional fees	1,109	1,430
Payables to intellectual property suppliers	144	170
Payables to other suppliers	9,532	533
Payables to employees	29	76
Other accrued expenses	1,008	1,142
	14,750	6,632